GMO Asset Allocation Bond Fund Average Annual Total Returns - Class VI		12 Months Ended	60 Months Ended	120 Months Ended	201 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		8.82%	(2.13%)	1.07%	1.73%
Performance Inception Date	Mar. 18, 2009
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.65%	(3.33%)	(0.04%)	0.39%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	(2.09%)	0.36%	0.80%
FTSE 3-Month Treasury Bill Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	3.31%	2.23%	1.35%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	2.90%